Defined benefit plans	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Defined benefit plans

26.	Defined benefit plans

(a)	Defined benefit plan assets and obligations
The Group has operated a defined benefit plan and calculates defined benefit obligations based on the employee’s pension compensation benefits and service period.
Defined benefit obligations and plan assets as of December 31, 2023 and 2024 are as follows:

	2023		2024
Present value of defined benefit obligations	~~W~~	2,219,490	2,345,148
Fair value of plan assets		(2,266,248)	(2,461,871)

Recognized liability (asset) for defined benefit obligations (*)	~~W~~	(46,758)	(116,723)

(*)
The asset for defined benefit obligation of
~~W~~
46,758 million as of December 31, 2023 is the net defined benefit assets of
~~W~~
114,378 million less the net defined benefit liabilities of
~~W~~
67,620 million. In addition, the asset for defined benefit obligation of
~~W~~
116,723 million as of December 31, 2024 is the net defined benefit assets of
~~W~~
155,697 million less the net defined benefit liabilities of
~~W~~
38,974 million.

(b)	Changes in the present value of defined benefit obligation and plan assets for the years ended December 31, 2023 and 2024 are as follows:

	2023
	Defined benefit obligation		Plan assets	Net defined benefit liabilities (assets)
Beginning balance	~~W~~	1,934,643	(2,376,817)	(442,174)
Included in profit or loss (*):
Current service cost		143,259	—	143,259
Past service cost		92	—	92
Net interest expense (income)		104,546	(138,254)	(33,708)
Settlement loss (gain)		7,633	5	7,638

		255,530	(138,249)	117,281

Included in other comprehensive income:
Remeasurement loss
- Actuarial losses arising from:
Demographic assumptions		106,072	—	106,072
Financial assumptions		123,204	1,723	124,927
Experience adjustment		5,925	—	5,925
- Return on plan assets excluding interest income		195	34,233	34,428

		235,396	35,956	271,352

Other:
Benefits paid by the plan		(207,515)	295,185	87,670
Contributions paid into the plan		(13)	(82,323)	(82,336)
Changes in the scope of consolidation		93	—	93
Effect of changes in foreign exchange rates		1,356	—	1,356

		(206,079)	212,862	6,783

Ending balance	~~W~~	2,219,490	(2,266,248)	(46,758)

	2024
	Defined benefit obligation		Plan assets	Net defined benefit liabilities (assets)
Beginning balance	~~W~~	2,219,490	(2,266,248)	(46,758)
Included in profit or loss (*):
Current service cost		164,062	—	164,062
Past service cost		(18,613)	—	(18,613)
Net interest expense (income)		107,274	(122,178)	(14,904)
Settlement loss (gain)		(1,990)	18	(1,972)

		250,733	(122,160)	128,573

Included in other comprehensive income:
Remeasurement loss
- Actuarial losses (gains) arising from
Demographic assumptions		(2,338)	—	(2,338)
Financial assumptions		141,583	2,407	143,990
Experience adjustment		(121,322)	—	(121,322)
- Return on plan assets excluding interest income		605	29,966	30,571

		18,528	32,373	50,901

Other:
Benefits paid by the plan		(143,331)	60,606	(82,725)
Contributions paid into the plan		—	(166,447)	(166,447)
Changes in the scope of consolidation		—	5	5
Effect of changes in foreign exchange rates		(272)	—	(272)

		(143,603)	(105,836)	(249,439)

Ending balance	~~W~~	2,345,148	(2,461,871)	(116,723)

(*)	Profit and loss related to defined benefit plans are all included in the general administrative expense.

(c)	The composition of plan assets as of December 31, 2023 and 2024 are as follows:

	2023		2024
Plan assets comprise:
Debt securities	~~W~~	5,002	38,634
Due from banks		2,044,101	2,046,507
Others		217,145	376,730

	~~W~~	2,266,248	2,461,871

(d)	Actuarial assumptions as of December 31, 2023 and 2024 are as follows:

	2023	2024	Description
Discount rate	4.00%~5.20%	3.45%~4.66%	AA0 corporate bond yields
Future salary increase rate	0.00%~7.00% + Upgrade rate	1.94%~5.94% + Upgrade rate	Average for 5 years
Weighted average maturity	1.00 years~ 11.50 years	5.00 years~ 11.00 years

(e)	Sensitivity analysis
As of December 31, 2023 and 2024, reasonably possible changes in one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	2023
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(190,760)	205,916
Future salary increase rate (1%p movement)		209,531	(196,909)

	2024
	Defined benefit obligation
	Increase		Decrease
Discount rate (1%p movement)	~~W~~	(180,402)	204,053
Future salary increase rate (1%p movement)		211,736	(190,347)

(f)	The Group’s estimated contribution is ~~W~~ 176,412 million as of December 31, 2025.